FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT, Net Assets Under Administration Off the Balance Sheet (Details) - PEN (S/) S/ in Millions	Dec. 31, 2024	Dec. 31, 2023
Net Assets [Abstract]
Assigned value of the financial assets	S/ 142,359	S/ 131,605
Investment Funds and Mutual Funds [Member]
Net Assets [Abstract]
Assigned value of the financial assets	64,430	55,773
Equity Managed [Member]
Net Assets [Abstract]
Assigned value of the financial assets	39,372	35,016
Pension Funds [Member]
Net Assets [Abstract]
Assigned value of the financial assets	32,437	36,867
Bank Trusts [Member]
Net Assets [Abstract]
Assigned value of the financial assets	S/ 6,120	S/ 3,949